Provisions for legal proceedings, judicial deposits and contingent liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	$ 2,890	$ 2,833	$ 3,125	$ 3,305
Labor related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	752	636
Tax contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	454	400
Civil related contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	1,465	1,605
Civil related environmental contingent liability [member]
IfrsStatementLineItems [Line Items]
Total	$ 219	$ 192